Convertible Note Receivable (Table)	12 Months Ended
Mar. 31, 2019
Convertible Note Receivable [Abstract]
Schedule of Convertible Note Receivable
Risk free discount rate	3%
Risk free interest rate	1%
Volatility	80%
Dividend yield	Nil